Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 28, 2016
Finite-Lived Intangible Assets [Line Items]
Assets recognized during acquisition				$ 2
Amortization expense	$ 61	$ 60	$ 61
NFC and RFID Reader Business [Member] | Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Assets recognized during acquisition	40
Acquired Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss of intangible assets	4	10
Technologies and Licenses [Member] | NFC and RFID Reader Business [Member]
Finite-Lived Intangible Assets [Line Items]
Assets recognized during acquisition	$ 6
Digital [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of digital long-lived assets		$ 6